Basis of preparation - Use of estimates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	€ 309,000,000	€ 202,000,000	€ 283,000,000
Impairment loss recognised in profit or loss, property, plant and equipment	137,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	150,000,000	0
Capitalised development expenditure
Disclosure of defined benefit plans [line items]
Impairment and write-off of capitalized development expenditures	151,000,000	128,000,000	142,000,000
Accumulated amortization and impairment losses
Disclosure of defined benefit plans [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	137,000,000	92,000,000
Impairment and write-off of capitalized development expenditures	152,000,000	162,000,000
Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure of defined benefit plans [line items]
Impairment and write-off of capitalized development expenditures	€ 151,000,000	145,000,000
Cash-generating units | Minimum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	0.00%
Discount rate applied to cash flow projections	7.90%
Cash-generating units | Maximum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	1.40%
Discount rate applied to cash flow projections	15.60%
China and India & Asia Pacific
Disclosure of defined benefit plans [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		135,000,000	204,000,000
South America
Disclosure of defined benefit plans [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		15,000,000	€ 80,000,000
Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 53,000,000
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	0.98%